PGIM Jennison Growth Fund
Schedule of Investments as of December 31, 2019 (unaudited)
Description	Shares	Value
Long-Term Investments 99.4%
Common Stocks
Aerospace & Defense 4.1%
Airbus SE (France)	425,461	$ 62,369,496
Boeing Co. (The)	288,680	94,040,397
Safran SA (France)	437,338	67,610,678
		224,020,571
Automobiles 2.0%
Tesla, Inc.*(a)	263,872	110,385,574
Banks 1.0%
JPMorgan Chase & Co.	397,969	55,476,879
Beverages 0.5%
Constellation Brands, Inc. (Class A Stock)	148,489	28,175,788
Biotechnology 1.9%
BioMarin Pharmaceutical, Inc.*	349,963	29,589,372
Exact Sciences Corp.*(a)	250,361	23,153,385
Vertex Pharmaceuticals, Inc.*	240,657	52,691,850
		105,434,607
Capital Markets 1.2%
S&P Global, Inc.	231,789	63,289,986
Entertainment 4.5%
Netflix, Inc.*	490,768	158,797,802
Walt Disney Co. (The)	609,680	88,178,018
		246,975,820
Food & Staples Retailing 1.9%
Costco Wholesale Corp.	352,902	103,724,956
Health Care Equipment & Supplies 4.5%
Boston Scientific Corp.*	611,215	27,639,142
Danaher Corp.	339,541	52,112,753
DexCom, Inc.*	177,975	38,930,251
Edwards Lifesciences Corp.*	226,148	52,758,067
Intuitive Surgical, Inc.*	126,304	74,664,610
		246,104,823

PGIM Jennison Growth Fund
Schedule of Investments as of December 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Health Care Providers & Services 0.3%
Guardant Health, Inc.*(a)	224,856	$ 17,570,248
Hotels, Restaurants & Leisure 2.2%
Chipotle Mexican Grill, Inc.*	73,130	61,217,854
Marriott International, Inc. (Class A Stock)	372,612	56,424,635
		117,642,489
Interactive Media & Services 9.1%
Alphabet, Inc. (Class A Stock)*	124,306	166,494,213
Alphabet, Inc. (Class C Stock)*	124,285	166,171,531
Facebook, Inc. (Class A Stock)*	796,870	163,557,568
		496,223,312
Internet & Direct Marketing Retail 9.1%
Alibaba Group Holding Ltd. (China), ADR*	925,184	196,231,526
Amazon.com, Inc.*	162,937	301,081,506
		497,313,032
IT Services 13.3%
Adyen NV (Netherlands), 144A*	86,319	70,823,195
FleetCor Technologies, Inc.*	323,627	93,113,960
Mastercard, Inc. (Class A Stock)	738,433	220,488,710
PayPal Holdings, Inc.*	494,650	53,506,291
Shopify, Inc. (Canada) (Class A Stock)*	143,377	57,003,828
Square, Inc. (Class A Stock)*	402,516	25,181,401
Twilio, Inc. (Class A Stock)*(a)	262,214	25,770,392
Visa, Inc. (Class A Stock)	964,397	181,210,196
		727,097,973
Leisure Products 0.2%
Peloton Interactive, Inc. (Class A Stock)*(a)	407,527	11,573,767
Life Sciences Tools & Services 1.4%
Illumina, Inc.*	236,551	78,473,429
Personal Products 1.6%
Estee Lauder Cos., Inc. (The) (Class A Stock)	431,082	89,035,676
Pharmaceuticals 3.0%
AstraZeneca PLC (United Kingdom), ADR	2,184,104	108,899,426

PGIM Jennison Growth Fund
Schedule of Investments as of December 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Pharmaceuticals (cont’d.)
Eli Lilly & Co.	293,168	$ 38,531,070
Novartis AG (Switzerland), ADR	172,373	16,321,999
		163,752,495
Road & Rail 1.6%
Uber Technologies, Inc.*	910,198	27,069,289
Union Pacific Corp.	343,450	62,092,325
		89,161,614
Semiconductors & Semiconductor Equipment 6.1%
Broadcom, Inc.	216,248	68,338,693
NVIDIA Corp.	588,491	138,471,932
QUALCOMM, Inc.	878,203	77,483,851
Universal Display Corp.	73,986	15,246,295
Xilinx, Inc.	362,284	35,420,507
		334,961,278
Software 16.2%
Adobe, Inc.*	523,981	172,814,174
Coupa Software, Inc.*(a)	228,138	33,365,182
Microsoft Corp.	1,813,894	286,051,084
salesforce.com, Inc.*	1,286,941	209,308,084
ServiceNow, Inc.*	212,002	59,852,405
Splunk, Inc.*	490,968	73,532,277
Workday, Inc. (Class A Stock)*	299,619	49,272,345
		884,195,551
Specialty Retail 1.2%
Home Depot, Inc. (The)	294,592	64,333,001
Technology Hardware, Storage & Peripherals 5.0%
Apple, Inc.	940,390	276,145,523
Textiles, Apparel & Luxury Goods 7.5%
adidas AG (Germany)	217,008	70,878,895
Kering SA (France)	169,430	111,316,341

PGIM Jennison Growth Fund
Schedule of Investments as of December 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Textiles, Apparel & Luxury Goods (cont’d.)
Lululemon Athletica, Inc.*	457,292	$ 105,940,838
NIKE, Inc. (Class B Stock)	1,215,934	123,186,273
		411,322,347

Total Long-Term Investments (cost $2,512,724,993)		5,442,390,739

Short-Term Investments 3.5%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	18,859	18,859
PGIM Institutional Money Market Fund (cost $191,813,961; includes $191,492,968 of cash collateral for securities on loan)(b)(w)	191,817,845	191,856,208

Total Short-Term Investments (cost $191,832,820)		191,875,067

TOTAL INVESTMENTS 102.9% (cost $2,704,557,813)		5,634,265,806
Liabilities in excess of other assets (2.9)%		(159,063,863)

Net Assets 100.0%		$ 5,475,201,943

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR—American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $188,953,505; cash collateral of $191,492,968 (included in liabilities) was received with which the Series purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Series, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
Other information regarding the Series is available in the Series’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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